As filed with the Securities and Exchange Commission on March 27, 2019
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21168
NEUBERGER BERMAN MUNICIPAL FUND INC.
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
 (Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Joseph V. Amato, Chief Executive Officer and President
Neuberger Berman Municipal Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

 Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  January 31, 2019
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Schedule of Investments Municipal Fund Inc.^
(Unaudited) January 31, 2019

Principal Amount		Value†
(000's omitted)		(000's omitted)

Municipal Notes 163.5%

Alabama 0.7%
$1,900	Selma IDB Rev. (Int'l Paper Co. Proj.), Ser. 2011-A, 5.38%, due 12/1/35	$2,042

Alaska 0.0%(a)
100	Valdez Marine Term. Rev. Ref. (Exxon Pipeline Co. Proj.), Ser. 1993-A, 1.60%, due 12/1/33	100	(b)

American Samoa 0.6%
1,700	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/29	1,691

Arizona 2.9%
500	Maricopa Co. Ind. Dev. Au. Ed. Ref. Rev. (Paradise Sch. Proj. Paragon Management, Inc.), Ser. 2016, 5.00%, due 7/1/36	514	(c)
1,500	Maricopa Co. Ind. Dev. Au. Sr. Living Facs. Rev. (Christian Care Surprise, Inc. Proj.), Ser. 2016, 5.00%, due 1/1/26	1,480	(c)
2,250	Navajo Nation Ref. Rev., Ser. 2015-A, 5.00%, due 12/1/25	2,448	(c)
2,615	Phoenix Ind. Dev. Au. Ed. Rev. (Great Hearts Academies Proj.), Ser. 2014, 3.75%, due 7/1/24	2,652
400	Phoenix Ind. Dev. Au. Rev. (Deer Valley Veterans Assisted Living Proj.), Ser. 2016-A, 5.13%, due 7/1/36	390
1,500	Phoenix Ind. Dev. Au. Solid Waste Disp. Rev. (Vieste Spec. LLC), Ser. 2013-A, 4.38%, due 4/1/28	45	(d)(e)
400	Phoenix-Mesa Gateway Arpt. Au. Spec. Fac. Rev. (Mesa Proj.), Ser. 2012, 5.00%, due 7/1/24	438
		7,967
California 38.4%
2,250	California Hlth. Facs. Fin. Au. Rev. (Cedars-Sinai Med. Ctr.), Ser. 2009, 5.00%, due 8/15/39 Pre-Refunded 8/15/19	2,291
1,000	California Hlth. Facs. Fin. Au. Rev. (Children's Hosp. Los Angeles), Ser. 2012-A, 5.00%, due 11/15/26	1,096
1,725	California Infrastructure & Econ. Dev. Bank St. Sch. Fund Rev. (King City Joint Union High Sch.), Ser. 2010, 5.13%, due 8/15/24	1,783
	California Muni. Fin. Au. Charter Sch. Lease Rev. (Sycamore Academy Proj.)
645	Ser. 2014, 5.00%, due 7/1/24	661	(c)(e)
630	Ser. 2014, 5.13%, due 7/1/29	637	(c)(e)
	California Muni. Fin. Au. Charter Sch. Lease Rev. (Vista Charter Middle Sch. Proj.)
850	Ser. 2014, 5.00%, due 7/1/24	869
430	Ser. 2014, 5.13%, due 7/1/29	433
500	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 5.00%, due 7/1/31	531	(c)
570	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/30	621	(c)
585	California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group), Ser. 2014-A, 4.00%, due 1/1/26	594
2,000	California Muni. Fin. Au. Std. Hsg. Rev. (CHF-Davis I, LLC-West Villiage Std. Hsg. Proj.), Ser. 2018, 5.00%, due 5/15/51	2,164
1,300	California Sch. Fac. Fin. Au. Rev. (Alliance College - Ready Pub. Sch. Proj.), Ser. 2015-A, 5.00%, due 7/1/30	1,413	(c)
	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev.
2,155	Ser. 2016-A, 2.90%, due 6/1/28	2,134
2,450	Ser. 2016-A, 2.95%, due 12/1/28	2,429
500	California St. Infrastructure & Econ. Dev. Bank Rev. (Goodwill Industries of Sacramento Valley & No. Proj.), Ser. 2016-A, 5.00%, due 1/1/36	480	(c)(e)
470	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerage Redak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/27	452	(c)(e)
1,855	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Green Bond-Rialto Bioenergy Fac. LLC, Proj.), Ser. 2019, 7.50%, due 12/1/40	1,771	(c)
5,000	California St. Poll. Ctrl. Fin. Au. Wtr. Furnishing Rev., Ser. 2012, 5.00%, due 7/1/27	5,362	(c)
4,000	California St. Var. Purp. G.O., Ser. 2009, 5.63%, due 4/1/25	4,025
12,700	Deutsche Bank Spears/Lifers Trust Rev. (Starwood Comm. Dev. Au. Mutli-Family Hsg.), Ser. 2017-DBE-7006, (LOC: Deutsche Bank AG), 1.88%, due 4/1/52	12,700	(b)(c)
2,000	Emery Unified Sch. Dist. G.O. (Election 2010), Ser. 2011-A, 6.50%, due 8/1/33 Pre-Refunded 8/1/21	2,243
1,000	Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev. Ref., Ser. 2018-A-2, 5.00%, due 6/1/47	945
2,000	Imperial Comm. College Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A, (AGM Insured), 6.75%, due 8/1/40 Pre-Refunded 8/1/25	2,613
590	La Verne Cert. of Participation Ref. (Brethren Hillcrest Homes), Ser. 2014, 5.00%, due 5/15/29	616
2,250	Los Angeles Reg. Arpt. Imp. Corp. Lease Rev. Ref. (Laxfuel Corp.), Ser. 2012, 4.50%, due 1/1/27	2,355
3,620	Norwalk-La Mirada Unified Sch. Dist. G.O. Cap. Appreciation, Ser. 2005-B, (AGM Insured), 0.00%, due 8/1/24	3,224
5,750	Norwalk-La Mirada Unified Sch. Dist. G.O. Cap. Appreciation (Election 2002), Ser. 2009-E, (Assured Guaranty Insured), 0.00%, due 8/1/29	6,212	(f)
5,000	Redondo Beach Unified Sch. Dist. G.O., Ser. 2009, 6.38%, due 8/1/34	6,347
405	Rocklin Unified Sch. Dist. G.O. Cap. Appreciation, Ser. 1994-B, (National Public Finance Guarantee Corp. Insured), 0.00%, due 8/1/19	402
4,000	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/26	4,931
2,000	San Bernardino Comm. College Dist. G.O. Cap. Appreciation (Election), Ser. 2009-B, 0.00%, due 8/1/34	2,407	(g)
2,000	San Francisco City & Co. Arpt. Commission Int'l Arpt. Ref. Rev., Ser. 2009-C2, 5.00%, due 5/1/25	2,018
6,000	San Mateo Foster City Sch. Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2010-A, 0.00%, due 8/1/32	6,026	(h)
1,540	Successor Agcy. to the Monrovia Redev. Agcy. Tax Allocation Rev. (Cent. Redev. Proj.), Ser. 2013, 5.00%, due 8/1/26	1,670
2,040	Sweetwater Union High Sch. Dist. Pub. Fin. Au. Rev., Ser. 2013, (BAM Insured), 5.00%, due 9/1/25	2,319
	Vernon Elec. Sys. Rev.
510	Ser. 2009-A, 5.13%, due 8/1/21 Pre-Refunded 8/1/19	519
1,105	Ser. 2009-A, 5.13%, due 8/1/21	1,121
9,070	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C, 0.00%, due 8/1/37	11,400	(i)
5,095	Victor Valley Joint Union High Sch. Dist. G.O. Cap. Appreciation Bonds, Ser. 2009, (Assured Guaranty Insured), 0.00%, due 8/1/26	4,227
3,000	Wiseburn Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-B, (AGM Insured), 0.00%, due 8/1/36	2,726	(j)
		106,767
Colorado 5.0%
	Colorado Ed. & Cultural Facs. Au. Rev. (Charter Sch.- Atlas Preparatory Sch. Proj.)
500	Ser. 2015, 4.50%, due 4/1/25	502	(c)
1,000	Ser. 2015, 5.13%, due 4/1/35	1,003	(c)
1,350	Ser. 2015, 5.25%, due 4/1/45	1,329	(c)
	Colorado Ed. & Cultural Facs. Au. Rev. Ref.
210	Ser. 2014, 4.00%, due 11/1/24	209	(e)
750	Ser. 2014, 4.50%, due 11/1/29	740	(e)
5,000	Denver City & Co. Arpt. Sys. Rev., Ser. 2011-B, 5.00%, due 11/15/24	5,380
2,550	Plaza Metro. Dist. Number 1 Tax Allocation Rev., Ser. 2013, 4.00%, due 12/1/23	2,603	(c)
8,000	Villages at Castle Rock Co. Metro. Dist. #6 (Cabs - Cobblestone Ranch Proj.), Ser. 2007-2, 0.00%, due 12/1/37	2,187
		13,953
Connecticut 0.3%
750	Hamden G.O., Ser. 2013, (AGM Insured), 3.13%, due 8/15/25	770

District of Columbia 2.7%
1,615	Dist. of Columbia HFA Rev. (Capitol Hill Towers Proj.), Ser. 2011, (Fannie Mae Insured), 4.10%, due 12/1/26	1,697
2,470	Dist. of Columbia Rev. (Friendship Pub. Charter Sch.), Ser. 2012, 3.55%, due 6/1/22	2,502
520	Dist. of Columbia Rev. (Howard Univ.), Ser. 2011-A, 6.25%, due 10/1/23	552
650	Dist. of Columbia Std. Dorm. Rev. (Provident Group-Howard Prop.), Ser. 2013, 5.00%, due 10/1/45	651
2,000	Metro. Washington Dist. of Columbia Arpt. Au. Sys. Rev., Ser. 2011-C, 5.00%, due 10/1/26	2,138
		7,540
Florida 6.9%
800	Cap. Trust Agcy. Sr. Living Rev. (H-Bay Ministries, Inc. Superior Residences-Third Tier), Ser. 2018-C, 7.50%, due 7/1/53	762	(c)
1,000	Cityplace Comm. Dev. Dist. Spec. Assessment Rev. Ref., Ser. 2012, 5.00%, due 5/1/26	1,120
	Florida Dev. Fin. Corp. Ed. Facs. Rev. (Renaissance Charter Sch., Inc.)
810	Ser. 2012-A, 5.50%, due 6/15/22	828	(c)
3,120	Ser. 2013-A, 6.75%, due 12/15/27	3,381
1,750	Ser. 2014-A, 5.75%, due 6/15/29	1,854
1,075	Florida Dev. Fin. Corp. Ed. Facs. Rev. Ref. (Pepin Academies, Inc.), Ser. 2016-A, 5.00%, due 7/1/36	995
1,200	Florida Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Champions Gate Proj.), Ser. 2016-A, 6.38%, due 6/1/46	1,020	(c)
100	Greater Orlando Aviation Au. Arpt. Facs. Ref. Rev. (JetBlue Airways Corp. Proj.), Ser. 2013, 5.00%, due 11/15/36	104
1,000	Hillsborough Co. Ind. Dev. Au. IDR (Hlth. Facs.), Ser. 2008-B, 8.00%, due 8/15/32 Pre-Refunded 8/15/19	1,043
1,135	Lakeland Ed. Facs. Rev. Ref. (Florida So. College Proj.), Ser. 2012-A, 5.00%, due 9/1/27	1,226
2,000	Lee Co. Arpt. Ref. Rev., Ser. 2011-A, 5.63%, due 10/1/25	2,160
2,000	Martin Co. Ind. Dev. Au. Ref. Rev. (Indiantown Cogeneration Proj.), Ser. 2013, 4.20%, due 12/15/25	2,025	(c)
1,600	St. Lucie Co. PCR Ref. (Florida Pwr. & Lt. Co. Proj.), Ser. 2000, 1.68%, due 9/1/28	1,600	(b)
945	Village Comm. Dev. Dist. Number 11 Spec. Assessment Rev., Ser. 2014, 4.13%, due 5/1/29	963
		19,081
Georgia 0.9%
1,750	Cobb Co. Dev. Au. Sr. Living Ref. Rev. (Provident Village Creekside Proj.), Ser. 2016-A, 6.00%, due 7/1/36	1,584	(c)(e)
1,100	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/25	1,024	(c)(e)
		2,608
Guam 1.7%
	Guam Gov't Hotel Occupancy Tax Rev.
1,220	Ser. 2011-A, 5.75%, due 11/1/20	1,281
650	Ser. 2011-A, 5.75%, due 11/1/21	691
2,630	Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2010, 5.25%, due 7/1/25 Pre-Refunded 7/1/20	2,758
		4,730
Hawaii 2.7%
5,200	Hawaii St. Arpt. Sys. Ref. Rev., Ser. 2011, 4.13%, due 7/1/24	5,408
2,000	Hawaii St. Dept. of Budget & Fin. Spec. Purp. Rev. (Hawaii Elec. Co., Inc. -Subsidiary), Ser. 2009, 6.50%, due 7/1/39	2,036
		7,444
Illinois 22.6%
5,705	Berwyn G.O., Ser. 2013-A, 5.00%, due 12/1/27	6,239
	Chicago G.O.
250	Ser. 2002-2002B, 5.13%, due 1/1/27	265
2,000	Ser. 2002-B, 5.00%, due 1/1/25	2,139
50	Ser. 2009-C, 5.00%, due 1/1/27 Pre-Refunded 2/19/19	50
	Chicago Ref. G.O.
1,000	Ser. 2005-D, 5.50%, due 1/1/40	1,051
2,500	Ser. 2012-C, 5.00%, due 1/1/24	2,588
700	Ser. 2014-A, 5.00%, due 1/1/27	731
3,000	Ser. 2017-A, 6.00%, due 1/1/38	3,349
	Cook Co. Sch. Dist. Number 83 G.O. (Mannheim)
1,350	Ser. 2013-C, 5.45%, due 12/1/30	1,485
1,960	Ser. 2013-C, 5.50%, due 12/1/31	2,160
1,560	Illinois Fin. Au. Ref. Rev. (Presence Hlth. Network Obligated Group), Ser. 2016-C, 5.00%, due 2/15/31	1,805
4,000	Illinois Fin. Au. Ref. Rev. (Roosevelt Univ. Proj.), Ser. 2009, 5.75%, due 4/1/24 Pre-Refunded 10/1/19	4,105
3,340	Illinois Fin. Au. Rev. (Provena Hlth.), Ser. 2010-A, 6.25%, due 5/1/22 Pre-Refunded 5/1/20	3,523
2,000	Illinois Fin. Au. Rev. Ref. (Northwestern Mem. Hlth. Care Obligated Group), Ser. 2017-A, 4.00%, due 7/15/47	2,017
1,905	Illinois Sports Facs. Au. Cap. Appreciation Rev. (St. Tax Supported), Ser. 2001, (AMBAC Insured), 0.00%, due 6/15/26	1,446
	Illinois St. G.O.
3,900	Ser. 2012, 4.00%, due 8/1/25	3,929
1,000	Ser. 2013, 5.00%, due 7/1/23	1,064
5,200	Ser. 2017-D, 5.00%, due 11/1/28	5,616
4,250	Illinois St. G.O. Ref., Ser. 2016, 5.00%, due 2/1/24	4,530
1,470	Pingree Grove Village Rev. (Cambridge Lakes Learning Ctr. Proj.), Ser. 2011, 8.00%, due 6/1/26 Pre-Refunded 6/1/21	1,640
	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.)
945	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/27	1,041
1,375	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/28	1,508
715	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/29	780
	Univ. of Illinois (Hlth. Svc. Facs. Sys.)
2,725	Ser. 2013, 5.00%, due 10/1/27	3,017
2,875	Ser. 2013, 5.75%, due 10/1/28	3,267
1,500	Upper Illinois River Valley Dev. Au. Rev. Ref. (Cambridge Lakes Learning Ctr.), Ser. 2017-A, 5.25%, due 12/1/47	1,450	(c)
1,850	Will Co. High Sch. Dist. Number 204 G.O. (Joliet Jr. College), Ser. 2011-A, 6.25%, due 1/1/31	1,990
		62,785
Indiana 2.9%
4,000	Indiana Bond Bank Rev. (Spec. Prog. Clark Mem. Hosp.), Ser. 2009-D, 5.50%, due 8/1/29 Pre-Refunded 2/1/19	4,000
3,055	Indiana Trans. Fin. Au. Hwy. Ref. Rev., Ser. 2004-B, (National Public Finance Guarantee Corp. Insured), 5.75%, due 12/1/21	3,397
685	Valparaiso Exempt Facs. Rev. (Pratt Paper LLC Proj.), Ser. 2013, 5.88%, due 1/1/24	750
		8,147
Iowa 0.4%
	Iowa Std. Loan Liquidity Corp. Rev.
740	Ser. 2011-A-1, 5.00%, due 12/1/21	769
210	Ser. 2011-A-1, 5.30%, due 12/1/23	218
		987
Kentucky 1.0%
2,585	Kentucky Econ. Dev. Fin. Au. Hlth. Care Ref. Rev. (Baptist Life Comm. Proj.), Ser. 2016-A, 5.50%, due 11/15/27	2,525
150	Ohio Co. PCR Ref. (Big Rivers Elec. Corp. Proj.), Ser. 2010-A, 6.00%, due 7/15/31	151
		2,676
Louisiana 2.1%
1,500	Louisiana Local Gov't Env. Fac. & Comm. (Westlake Chemical Corp.), Ser. 2010-A2, 6.50%, due 11/1/35	1,597
1,715	Louisiana Local Gov't. Env. Facs. & Comm. Dev. Au. Rev. Ref. (Westside Habilitation Ctr. Proj.), Ser. 2017-A, 5.75%, due 2/1/32	1,750	(c)
775	Louisiana Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.), Ser. 2013-A, 7.63%, due 12/15/28	816
1,655	St. Charles Parish Gulf Zone Opportunity Rev. (Valero Energy Corp.), Ser. 2010, 4.00%, due 12/1/40 Putable 6/1/22	1,720
		5,883
Massachusetts 3.6%
	Massachusetts St. Dev. Fin. Agcy. Rev. (Milford Reg. Med. Ctr.)
200	Ser. 2014-F, 5.00%, due 7/15/24	218
415	Ser. 2014-F, 5.00%, due 7/15/25	451
200	Ser. 2014-F, 5.00%, due 7/15/26	216
190	Ser. 2014-F, 5.00%, due 7/15/27	204
150	Ser. 2014-F, 5.00%, due 7/15/28	161
	Massachusetts St. Ed. Fin. Au. Rev.
1,380	Ser. 2011-J, 5.00%, due 7/1/23	1,433
1,945	Ser. 2012-J, 4.70%, due 7/1/26	2,002
2,700	Ser. 2013-K, 4.50%, due 7/1/24	2,820
1,620	Massachusetts St. HFA Hsg. Rev., Ser. 2010-C, 4.90%, due 12/1/25	1,630
795	Massachusetts St. Wtr. Poll. Abatement Trust Rev. (MWRA Prog.), Ser. 2002-A, 5.25%, due 8/1/19	797
		9,932
Michigan 2.8%
1,500	Detroit Downtown Dev. Au. Tax Increment Rev. Ref. (Catalyst Dev. Proj.), Ser. 2018-A, (AGM Insured), 5.00%, due 7/1/48	1,599
	Jackson College Dormitories Hsg. Rev.
1,000	Ser. 2015, 6.50%, due 5/1/35	1,038
500	Ser. 2015, 6.75%, due 5/1/46	517
	Michigan St. Hsg. Dev. Au. Rev.
1,935	Ser. 2016-C, 2.05%, due 12/1/22	1,911
1,835	Ser. 2016-C, 2.15%, due 6/1/23	1,816
750	Michigan St. Strategic Fund Ltd. Oblig. Rev. ( Improvement Proj.), Ser. 2018, 5.00%, due 6/30/48	814
100	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.38%, due 11/1/35	100
		7,795
Minnesota 1.0%
2,250	Minneapolis & St. Paul Hsg. & Redev. Au. Hlth. Care Sys. (Children's Hlth. Care Facs.), Ser. 2010-A1, (AGM Insured), 4.50%, due 8/15/24	2,331
400	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Metro Deaf Sch. Proj.), Ser. 2018-A, 5.00%, due 6/15/38	400	(c)
		2,731
Mississippi 1.3%
2,585	Mississippi Bus. Fin. Corp. Gulf Opportunity Zone Rev., Ser. 2009-A, 4.70%, due 5/1/24	2,601
	Mississippi St. Bus. Fin. Commission Gulf Opportunity Zone Rev. (Chevron U.S.A., Inc. Proj.)
800	Ser. 2009-G, 1.60%, due 12/1/30	800	(b)
200	Ser. 2010-F, 1.37%, due 12/1/30	200	(b)
		3,601
Missouri 0.8%
	Missouri St. Hlth. & Ed. Facs. Au. Rev. (Children's Mercy Hosp.)
1,885	Ser. 2009, 5.13%, due 5/15/24 Pre-Refunded 5/15/19	1,903
390	Ser. 2009, 5.13%, due 5/15/24	394
		2,297
Nevada 2.0%
	Director of the St. of Nevada Dept. of Bus. & Ind. Rev. (Somerset Academy)
1,450	Ser. 2015-A, 4.00%, due 12/15/25	1,440	(c)
500	Ser. 2015-A, 5.13%, due 12/15/45	505	(c)
3,545	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23 Pre-Refunded 6/15/19	3,619
		5,564
New Hampshire 0.5%
1,500	New Hampshire St. Bus. Fin. Au. Solid Waste Disp. Rev. (Casella Waste Sys., Inc.), Ser. 2013, 4.00%, due 4/1/29 Putable 10/1/19	1,509	(c)

New Jersey 6.7%
2,500	New Jersey Econ. Dev. Au. Rev. (Continental Airlines, Inc., Proj.), Ser. 1999, 5.13%, due 9/15/23	2,696
	New Jersey Econ. Dev. Au. Rev. (The Goethals Bridge Replacement Proj.)
500	Ser. 2013, 5.25%, due 1/1/25	558
500	Ser. 2013, 5.50%, due 1/1/26	564
	New Jersey Econ. Dev. Au. Rev. (United Methodist Homes of New Jersey Obligated Group)
1,420	Ser. 2013, 3.50%, due 7/1/24	1,420
1,470	Ser. 2013, 3.63%, due 7/1/25	1,469
1,520	Ser. 2013, 3.75%, due 7/1/26	1,520
765	Ser. 2013, 4.00%, due 7/1/27	769
180	New Jersey Econ. Dev. Au. Rev. Ref. (Sch. Facs. Construction), Ser. 2005-K, (AMBAC Insured), 5.25%, due 12/15/20	190
3,035	New Jersey Higher Ed. Assist. Au. Rev. (Std. Loan Rev.), Ser. 2012-1A, 4.38%, due 12/1/26	3,178
	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev. Ref.
1,250	Ser. 2018-A, 5.00%, due 12/15/36	1,344
4,000	Ser. 2018-A, 4.25%, due 12/15/38	3,978
1,000	Ser. 2018-A, (BAM Insured), 4.00%, due 12/15/37	1,013
		18,699
New Mexico 0.5%
	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 Tax Allocation Sr. Lien Rev. (Gross Receipts Tax Increment Bond)
500	Ser. 2015, 5.25%, due 5/1/25	496	(c)(e)
1,000	Ser. 2015, 5.75%, due 5/1/30	1,001	(c)(e)
		1,497
New York 12.9%
225	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Charter Sch. for Applied Technologies Proj.), Ser. 2017-A, 5.00%, due 6/1/35	240
625	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Orchard Park), Ser. 2015, 5.00%, due 11/15/29	671
	Build NYC Res. Corp. Rev.
1,100	Ser. 2014, 5.00%, due 11/1/24	1,146
835	Ser. 2014, 5.25%, due 11/1/29	862
975	Ser. 2014, 5.50%, due 11/1/44	988
250	Build NYC Res. Corp. Rev. (Met Lighthouse Charter Sch. Proj.), Ser. 2017-A, 5.00%, due 6/1/47	255	(c)
	Build NYC Res. Corp. Rev. (South Bronx Charter Sch. for Int'l Cultures and the Arts)
500	Ser. 2013-A, 3.88%, due 4/15/23	504
1,450	Ser. 2013-A, 5.00%, due 4/15/43	1,467
1,000	Build NYC Res. Corp. Solid Waste Disp. Ref. Rev. (Pratt Paper, Inc. Proj.), Ser. 2014, 4.50%, due 1/1/25	1,073	(c)
	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.)
700	Ser. 2014, 5.00%, due 7/1/23	777
735	Ser. 2014, 5.00%, due 7/1/24	829
390	Ser. 2018, 5.00%, due 7/1/30	445
1,400	Jefferson Co. IDA Solid Waste Disp. Rev. (Green Bond), Ser. 2014, 5.25%, due 1/1/24	1,352	(c)
500	New York Liberty Dev. Corp. Ref. Rev. (3 World Trade Ctr. Proj.), Ser. 2014-2, 5.38%, due 11/15/40	529	(c)
4,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mount Sinai Sch. of Medicine), Ser. 2009, 5.25%, due 7/1/33 Pre-Refunded 7/1/19	4,059
3,200	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%, due 7/1/28	3,589
2,300	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Montefiore Oblig. Group), Ser. 2018-A, 5.00%, due 8/1/35	2,592
2,000	New York St. HFA Rev. (Affordable Hsg.), Ser. 2009-B, 4.85%, due 11/1/41	2,006
2,000	New York St. Mtge. Agcy. Homeowner Mtge. Ref. Rev., Ser. 2014-189, 3.45%, due 4/1/27	2,048
2,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (Delta Airlines, Inc.-LaGuardia Arpt. Term. C&D Redev.), Ser. 2018, 5.00%, due 1/1/33	2,251
710	Newburgh G.O., Ser. 2012-A, 5.00%, due 6/15/20	737
	Newburgh G.O. (Deficit Liquidation)
495	Ser. 2012-B, 5.00%, due 6/15/20	514
520	Ser. 2012-B, 5.00%, due 6/15/21	554
550	Ser. 2012-B, 5.00%, due 6/15/22	599
1,435	Niagara Area Dev. Corp. Rev. (Niagara Univ. Proj.), Ser. 2012-A, 5.00%, due 5/1/23	1,570
1,155	Suffolk Co. Judicial Facs. Agcy. Lease Rev. (H. Lee Dennison Bldg.), Ser. 2013, 4.25%, due 11/1/26	1,226
2,000	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	2,277
600	Westchester Co. Local Dev. Corp. Rev. Ref. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%, due 6/1/30	603	(c)
		35,763
North Carolina 2.2%
1,365	North Carolina Med. Care Commission Hlth. Care Facs. Rev. (Lutheran Svc. For Aging, Inc.), Ser. 2012-A, 4.25%, due 3/1/24	1,417
400	North Carolina Med. Care Commission Hosp. Rev. (Moses Cone Hlth. Sys.), Ser. 2001-B, (LOC: Bank of Montreal), 1.63%, due 10/1/35	400	(b)
1,705	North Carolina Med. Care Commission Retirement Facs. Rev., Ser. 2013, 5.13%, due 7/1/23	1,753
1,510	North Carolina Muni. Pwr. Agcy. Number 1 Catawba Elec. Ref. Rev., Ser. 2009-A, 5.00%, due 1/1/26	1,514
1,000	Oak Island Enterprise Sys. Rev., Ser. 2009, (Assured Guaranty Insured), 5.63%, due 6/1/24 Pre-Refunded 6/1/19	1,013
		6,097
Ohio 6.5%
16,875	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Rev. (Turbo), Ser. 2007-A-2, 5.88%, due 6/1/30	15,754
2,060	Cleveland Arpt. Sys. Rev. Ref., Ser. 2012-A, 5.00%, due 1/1/27	2,219
		17,973
Oklahoma 1.1%
2,000	Oklahoma St. Dev. Fin. Au. Hlth. Sys. Rev. (OU Medicine Proj.), Ser. 2018-B, 5.00%, due 8/15/33	2,217
	Tulsa Arpt. Imp. Trust Ref. Rev.
250	Ser. 2015-A, (BAM Insured), 5.00%, due 6/1/24	284
400	Ser. 2015-A, (BAM Insured), 5.00%, due 6/1/25	447
		2,948
Oregon 0.0%(a)
30	Oregon St. Hsg. & Comm. Svc. Dept. Multi-Family Rev., Ser. 2012-B, (FHA Insured), 3.50%, due 7/1/27	30

Pennsylvania 6.1%
	Indiana Co. Ind. Dev. Au. Rev. (Std. Cooperative Assoc., Inc.)
500	Ser. 2012, 3.50%, due 5/1/25	513
350	Ser. 2012, 3.60%, due 5/1/26	359
2,830	Lancaster Co. Hosp. Au. Ref. Rev. (Hlth. Centre-Landis Homes Retirement Comm. Proj.), Ser. 2015-A, 4.25%, due 7/1/30	2,844
1,250	Lancaster Ind. Dev. Au. Rev. (Garden Spot Village Proj.), Ser. 2013, 5.38%, due 5/1/28	1,343
3,430	Norristown Area Sch. Dist. Cert. of Participation (Installment Purchase), Ser. 2012, 4.50%, due 4/1/27	3,536
2,625	Pennsylvania Econ. Dev. Fin. Au. Exempt Facs. Rev. Ref. (Amtrak Proj.), Ser. 2012-A, 5.00%, due 11/1/24	2,845
2,350	Pennsylvania Econ. Dev. Fin. Au. Rev. Ref. (Tapestry Moon Sr. Hsg. Proj.), Ser. 2018-A, 6.75%, due 12/1/53	2,270	(c)
	Pennsylvania St. Turnpike Commission Rev.
150	Subser. 2010-B2, 6.00%, due 12/1/34 Pre-Refunded 12/1/20	161
705	Subser. 2010-B2, 6.00%, due 12/1/34 Pre-Refunded 12/1/20	759
145	Subser. 2010-B2, 6.00%, due 12/1/34 Pre-Refunded 12/1/20	156
2,000	Susquehanna Area Reg. Arpt. Au. Sys. Rev., Ser. 2012-A, 5.00%, due 1/1/27	2,161
		16,947
South Carolina 1.1%
1,500	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (River Park Sr. Living Proj.), Ser. 2017-A, 7.75%, due 10/1/57	1,408
1,000	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Green Bond-Jasper Pellets LLC, Proj.), Ser. 2018-A, 7.00%, due 11/1/38	983	(c)
750	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Repower South Berkeley LLC Proj.), Ser. 2017, 6.25%, due 2/1/45	753	(c)
		3,144
Tennessee 1.9%
535	Bristol IDB Sales Tax Rev., Ser. 2016-B, 0.00%, due 12/1/22	443	(c)
2,705	Memphis-Shelby Co. Arpt. Au. Arpt. Rev., Ser. 2010-B, 5.50%, due 7/1/19	2,744
2,000	Tennessee St. Energy Acquisition Corp. Gas Rev. (Goldman Sachs Group, Inc.), Ser. 2006-A, 5.25%, due 9/1/23	2,220
		5,407
Texas 5.1%
250	Anson Ed. Facs. Corp. Ed. Rev. (Arlington Classics Academy), Ser. 2016-A, 5.00%, due 8/15/45	260
	Arlington Higher Ed. Fin. Corp. Rev. (Universal Academy)
500	Ser. 2014-A, 5.88%, due 3/1/24	503
1,000	Ser. 2014-A, 6.63%, due 3/1/29	1,019
730	Austin Comm. College Dist. Pub. Fac. Corp. Lease Rev., Ser. 2018-C, 4.00%, due 8/1/42	744
625	Clifton Higher Ed. Fin. Corp. Rev. (Uplift Ed.), Ser. 2013-A, 3.10%, due 12/1/22	616
250	Dallas Co. Flood Ctrl. Dist. Ref. G.O., Ser. 2015, 5.00%, due 4/1/28	262	(c)
2,000	Fort Bend Co. Ind. Dev. Corp. Rev. (NRG Energy, Inc.), Ser. 2012-B, 4.75%, due 11/1/42	2,036
500	Gulf Coast Ind. Dev. Au. Rev. (CITGO Petroleum Proj.), Ser. 1995, 4.88%, due 5/1/25	510
1,000	Harris Co. Cultural Ed. Facs. Fin. Corp. Rev. (Brazos Presbyterian Homes, Inc. Proj.), Ser. 2013-B, 5.75%, due 1/1/28	1,079
	Houston Higher Ed. Fin. Corp. Rev. (Cosmos Foundation)
245	Ser. 2012-A, 4.00%, due 2/15/22	251
1,000	Ser. 2012-A, 5.00%, due 2/15/32	1,045
500	New Hope Cultural Ed. Facs. Fin. Corp. Retirement Fac. Ref. Rev. (Carillon Life Care Comm. Proj.), Ser. 2016, 5.00%, due 7/1/36	506
1,475	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Bridgemoor Plano Proj.), Ser. 2018-A, 7.25%, due 12/1/53	1,480
500	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Cardinal Bay, Inc. Village On The Park Carriage), Ser. 2016-C, 5.75%, due 7/1/51	534
565	North Texas Tollway Au. Dallas North Tollway Sys. Rev., Ser. 2005-C, 6.00%, due 1/1/23	567
1,500	Texas Pub. Fin. Au. Rev. (So. Univ. Fin. Sys.), Ser. 2013, (BAM Insured), 5.00%, due 11/1/21	1,612
1,175	West Harris Co. Reg. Wtr. Au. Sys. Wtr. Rev., Ser. 2009, 5.00%, due 12/15/35	1,204
		14,228
Utah 3.1%
	Salt Lake City Arpt. Rev.
1,000	Ser. 2017-A, 5.00%, due 7/1/42	1,103
2,000	Ser. 2017-A, 5.00%, due 7/1/47	2,195
1,000	Ser. 2018-A, 5.00%, due 7/1/43	1,111
3,000	Salt Lake Co. Hosp. Rev. (IHC Hlth. Svc., Inc.), Ser. 2001, (AMBAC Insured), 5.40%, due 2/15/28	3,497
500	Utah Charter Sch. Fin. Au. Rev. (Spectrum Academy Proj.), Ser. 2015, 6.00%, due 4/15/45	508	(c)
	Utah Hsg. Corp. Single Family Mtge. Rev.
70	Ser. 2011-A2, Class I, 5.00%, due 7/1/20	70
70	Ser. 2011-A2, Class I, 5.25%, due 7/1/21	71
90	Ser. 2011-A2, Class I, 5.45%, due 7/1/22	90
		8,645
Vermont 2.8%
	Vermont Std. Assist. Corp. Ed. Loan Rev.
1,600	Ser. 2012-A, 5.00%, due 6/15/21	1,692
310	Ser. 2013-A, 4.25%, due 6/15/24	325
730	Ser. 2013-A, 4.35%, due 6/15/25	764
1,085	Ser. 2013-A, 4.45%, due 6/15/26	1,136
355	Ser. 2013-A, 4.55%, due 6/15/27	368
1,800	Ser. 2014-A, 5.00%, due 6/15/24	2,011
1,295	Ser. 2015-A, 4.13%, due 6/15/27	1,345
		7,641
Virginia 0.3%
695	Fairfax Co. Econ. Dev. Au. Residential Care Fac. Rev. (Vinson Hall LLC), Ser. 2013-A, 4.00%, due 12/1/22	713

Washington 4.3%
6,700	Vancouver Downtown Redev. Au. Rev. (Conference Ctr. Proj.), Ser. 2013, 4.00%, due 1/1/28	6,924
1,250	Washington St. Econ. Dev. Fin. Au. Env. Facs. Rev. (Columbia Pulp I LLC Proj.), Ser. 2017-A, 7.50%, due 1/1/32	1,399	(c)
2,525	Washington St. Higher Ed. Fac. Au. Ref. Rev. (Whitworth Univ. Proj.), Ser. 2009, 5.38%, due 10/1/29 Pre-Refunded 10/1/19	2,584
790	Washington St. Hlth. Care Fac. Au. Rev. Ref. (Virginia Mason Med. Ctr.), Ser. 2017, 5.00%, due 8/15/26	899
		11,806
Wisconsin 5.1%
870	Pub. Fin. Au. Ed. Rev. (Pine Lake Preparatory, Inc.), Ser. 2015, 4.95%, due 3/1/30	892	(c)
200	Pub. Fin. Au. Ed. Rev. (Resh Triangle High Sch. Proj.), Ser. 2015-A, 5.38%, due 7/1/35	199	(c)
3,000	Pub. Fin. Au. Hsg. Rev. (Dogwood Hsg., Inc. Southeast Portfolio Proj.), Ser. 2016-A, 4.25%, due 12/1/51	2,897
500	Pub. Fin. Au. Hsg. Rev. (SAP Utah Portfolio), Ser. 2016-A, 3.75%, due 7/1/36	482
250	Pub. Fin. Au. Multi-Family Hsg. Rev. (Estates Crystal Bay & Woodhaven Park Apts. Proj.), Ser. 2016-A, 4.00%, due 12/1/36	242
1,790	Pub. Fin. Au. Rev. Ref. (Roseman Univ. Hlth. Sciences Proj.), Ser. 2015, 5.00%, due 4/1/25	1,883
	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Beloit College)
1,100	Ser. 2010-A, 6.13%, due 6/1/35 Pre-Refunded 6/1/20	1,162
1,225	Ser. 2010-A, 6.13%, due 6/1/39 Pre-Refunded 6/1/20	1,294
	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Marquette Univ.)
1,340	Ser. 2008-B3, 5.00%, due 10/1/30 Pre-Refunded 12/23/19	1,378
3,660	Ser. 2008-B3, 5.00%, due 10/1/30	3,757
		14,186
	Total Investments 163.5% (Cost $426,238)	454,324

	Other Assets Less Liabilities 1.1%	2,921

	Liquidation Value of Variable Rate Municipal Term Preferred Shares (net of unamortized deferred offering costs of approximately $23,000) (64.6)%	(179,377)

	Net Assets Applicable to Common Stockholders 100.0%	$277,868

(a)	Represents less than 0.05% of net assets.
(b)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2019.

(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2019, these securities amounted to approximately $61,822,000, which represents 22.2% of net assets applicable to common stockholders of the Fund. Securities denoted with (c) but without (e) have been deemed by the investment manager to be liquid.

(d)	Defaulted security.
(e)	Illiquid security.
(f)	Currently a zero coupon security; will convert to 5.50% on August 1, 2021.
(g)	Currently a zero coupon security; will convert to 6.38% on August 1, 2019.
(h)	Currently a zero coupon security; will convert to 6.13% on August 1, 2023.
(i)	Currently a zero coupon security; will convert to 6.88% on August 1, 2019.
(j)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2019:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$454,324	$—	$454,324
Total Investments	$—	$454,324	$—	$454,324

(a)	The Schedule of Investments provides a categorization by state/territory for the portfolio.

^	A balance indicated with a "-", either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

January 31, 2019

Notes to Schedule of Investments (Unaudited)

†
In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman California Municipal Fund Inc., Neuberger Berman Municipal Fund Inc. and Neuberger Berman New York Municipal Fund Inc., (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in municipal notes and liquidating trust - real estate is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal notes and liquidating trust - real estate include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Funds’ Board of Directors has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In August 2018, FASB issued Accounting Standards Update No. 2018-13, “Fair Value Measurement (Topic 820: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”).  ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the need to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent stockholder reports.

Item 2. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Municipal Fund Inc.
By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date:  March 27, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date:  March 27, 2019
By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date:  March 27, 2019